Form N-23c-3 Notification of Repurchase Offer
Pursuant to Rule 23c-3 {17 CFR 270.23c-3}


1.	Investment Company Act File Number:	811-09189
	Date of Notification:	February 19, 1999

2.   	Exact name of investment company as specified in registration statement:
      Zazove Convertible Securities Fund, Inc.

3.	Address of principal executive office:
	940 Southwood, Suite 200
	Incline Village, NV 89451

4.	Check one of the following:

	A.	{X}  	The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

	B.	{ }   The notification pertains to a discretionary repurchase offer
                  Under paragraph (c) of Rule 23c-3.

	C.	{ }	The notification pertains to periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase
                  Offer under paragraph (c) of Rule 23c-3.


ZAZOVE CONVERTIBLE SECURITIES FUND, INC.


By:  Steven. M. Kleiman, Secretary and Director